Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities

	2019 $m	2018 Restated $m
Financial assets
Financial assets measured at fair value through other comprehensive income:
Equity securities (note 1 7 )	133	116
Financial assets measured at fair value through profit or loss:
Money market funds:
Cash and cash equivalents (note 19)	35	76
Other financial assets (note 17)	16	16
Other financial assets (note 17)	3	—
Derivative financial instruments (note 24)	1	8
	55	100
Financial assets measured at amortised cost:
Cash and cash equivalents (note 19)	160	628
Other financial assets (note 17)	136	129
Trade and other receivables, excluding prepayments (note 18)	552	502
	848	1,259
Financial liabilities
Financial liabilities measured at fair value through profit or loss:
Contingent purchase consideration (note 20)	(91)	(109)
Derivative financial instruments (note 24)	(20)	—
	(111)	(109)
Financial liabilities measured at amortised cost:
Loans and other borrowings (note 22)	(2,165)	(2,014)
Trade and other payables, excluding deferred and contingent purchase consideration (note 20)	(570)	(610)
Deferred purchase consideration (note 20)	(23)	(22)
	(2,758)	(2,646)

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities

	2019					2018 Restated
	Fair value					Fair value
	Carrying value	Level 1 $m	Level 2 $m	Level 3 $m	Total $m	Carrying value	Level 1 $m	Level 2 $m	Level 3 $m	Total $m
Assets
Equity securities	133	8	—	125	133	116	8	—	108	116

Derivative financial instruments	1	—	1	—	1	8	—	8	—	8

Money market funds	51	51	—	—	51	92	92	—	—	92

Trade deposits and loans	3	—	—	3	3	—	—	—	—	—

Liabilities
Derivative financial instruments	(20)	—	(20)	—	(20)	—	—	—	—	—

Contingent purchase consideration	(91)	—	—	(91)	(91)	(109)	—	—	(109)	(109)

Deferred purchase consideration	(23)	(24)	—	—	(24)	(22)	(22)	—	—	(22)

£400m 3.875% bonds 2022	(528)	(567)	—	—	(567)	(509)	(543)	—	—	(543)

£300m 3.75% bonds 2025	(399)	(435)	—	—	(435)	(385)	(399)	—	—	(399)

£350m 2.125% bonds 2026	(462)	(465)	—	—	(465)	(447)	(417)	—	—	(417)

€500m 2.125% bonds 2027	(564)	(601)	—	—	(601)	(569)	(566)	—	—	(566)

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3
The following table reconciles the movements in the fair values of financial instruments classified as Level 3 during the year:

	Other financial	Contingent purchase
	assets	consideration
	$m	$m
At 1 January 2018	117	—

Additions	4	—

Acquisition of businesses (note 11)	—	(109)

Disposals	(1)	—

Valuation losses recognised in other comprehensive income	(10)	—

Contingent purchase consideration paid, included in net cash from investing activities	—	4

Change in fair value	—	(4)

Exchange and other adjustments	(2)	—

At 31 December 2018	108	(109)

Additions	8	—

Acquisition of businesses (note 11)	1	(15)

Disposals	(1)	—

Valuation gains recognised in other comprehensive income	12	—

Contingent purchase consideration paid:

Included in net cash from operating activities	—	6

Included in net cash from investing activities	—	2

Change in fair value (of which $38m is recorded within exceptional items)	—	27

Exchange and other adjustments	—	(2)

At 31 December 2019	128	(91)